Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Earnings Before Income Taxes

Earnings before income taxes from continuing operations consist of the following for the years ended December 31:

($ in thousands)	2013	2012	2011
Domestic	$(5,396)	$(6,184)	$(3,773)
Non-U.S.	23,459	20,628	16,089
Total	$18,063	$14,444	$12,316

Significant Components of Income Tax Provision/(Benefit)

Significant components of income tax provision/(benefit) from continuing operations are as follows for the years ended December 31:

($ in thousands)	2013	2012	2011
Current:
Federal	$661	$39	$100
State	671	534	385
Non-U.S.	4,804	5,839	3,572
Total Current	6,136	6,412	4,057
Deferred:
Federal	7,091	(1,423)	(119)
State	877	(350)	(815)
Non-U.S.	1,962	(3,687)	(2,070)

Total Deferred	9,930	(5,460)	(3,004)
Total provision for Income Taxes	$16,066	$952	$1,053

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the CTS’ deferred tax assets and liabilities at December 31 are:

($ in thousands)	2013	2012

Postretirement benefits	$1,877	$2,283
Inventory reserves	1,934	3,919
Loss carry-forwards	36,373	46,944
Credit carry-forwards	15,028	14,092
Nondeductible accruals	6,126	7,900
Research expenditures	28,606	26,475
Prepaid charges	727	4,280
Pensions	—	3,512
Other	5,476	7,974

Gross deferred tax assets	96,147	117,379

Depreciation	11,168	12,313
Pensions	19,177	—
Unrealized foreign exchange gain	350	1,103
Subsidiaries’ unremitted earnings	2,774	—
Other	696	933

Gross deferred tax liabilities	34,165	14,349

Net deferred tax assets	61,982	103,030
Deferred tax asset valuation allowance	(14,323)	(13,087)

Total net deferred tax assets	$47,659	$89,943

Reconciliation of Effective Income Taxes Rate

The following table reconciles taxes at the United States statutory rate to the effective income tax rate from continuing operations for the years ended December 31:

	2013	2012	2011

Taxes at the U.S. statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.95%	(0.02)%	(3.00)%
Non-U.S. income taxed at rates different than the U.S. statutory rate	(9.86)%	(8.99)%	(20.11)%
Benefit of scheduled tax credits	(3.88)%	—%	(4.38)%
Foreign source income	60.94%	5.64%	—%
Non-deductible expenses	(2.42)%	(0.97)%	(1.32)%
Non-U.S. adjustments to valuation allowances	8.18%	(5.72)%	(1.03)%
Nontaxable foreign gain	—%	(11.47)%	—%
Change in unrecognized tax benefits	0.69%	(8.97)%	5.63%
Other	(0.65)%	2.09%	(2.27)%

Effective income tax rate	88.95%	6.59%	8.52%

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending unrecognized tax benefits is provided below:

($ in thousands)	2013	2012

Balance at January 1	$4,130	$5,279
Increase related to current year tax positions	35	35
Increase related to prior year tax positions	35	182
Decrease as a result of lapse of statute of limitations	(36)	(881)
Decrease related to settlements with taxing authorities	(121)	(485)
Balance at December 31	$4,043	$4,130